2. Description of Business and Significant Accounting Policies	9 Months Ended
Mar. 31, 2014
Notes
2. Description of Business and Significant Accounting Policies

2.               DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Business - Pacific Sands, Inc. with the right to do business as Natural Water Technologies (the "Company" or “Pacific Sands”) was incorporated in Nevada on July 7, 1994.  Pacific Sands develops, manufactures, markets and sells a range of nontoxic, environmentally friendly cleaning and water-treatment products based on proprietary blended botanical, nontoxic and natural chemical technologies. The Company’s products have applications ranging from water maintenance (spas, swimming pools, fountains, decorative ponds) to cleaning (nontoxic household and industrial) and pet care.

In February of 2008, the Company acquired Natural Choices Home Safe Products, LLC (“Natural Choices”), a developer and manufacturer of environmentally friendly cleaning and laundry products. The acquisition added dozens of new products to the Pacific Sands portfolio of earth, health, pet and kid-friendly offerings, including Oxy-Boost an oxygen-bleach based, chlorine-free bleach alternative. The Company now has a large selection of oxygen- bleach based formulations available both for retail distribution under its ecoone®, e-2 elemental earth® and Natural Choices brands as well as for contract manufacturing and re-label.

The Company markets and sells its product lines directly, over the Internet and through pool, spa, hardware, specialty and other retail outlets in the US, Canada and Europe. The products are also sold via Pacific Sands distributors, manufacturers’ representatives and internationally established pool and spa industry distribution networks. The Company’s products are also sold through numerous popular pool and spa websites.  The Company’s Natural Choices branded products are sold in numerous retail outlets around the country and in Europe as well as dozens of the top environmentally-oriented websites.

Inventories - Inventories are stated at the lower of cost or market on the first-in, first-out (FIFO) basis.

Depreciation and Amortization - For financial reporting purposes, depreciation and amortization of property and equipment has been computed over estimated useful lives of two to seven years primarily using the straight-line method.  Depreciation and amortization charges totaled $48,361 and $42,613 during the nine months ended March 31, 2014, and 2013, respectively.

Income Taxes - The Company uses the asset and liability method in accounting for income taxes.  Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes.  The temporary differences relate primarily to net operating loss carry-forwards and deferred compensation charges.  A valuation allowance is recorded for deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized through future operations.

The income tax accounting process for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. A company must determine whether it is "more-likely-than-not" that a tax position will be sustained upon examination, including resolution of any related appeals or litigation procedures, based on the technical merits of the position.  Once it is determined that a position meets the “more-likely-than-not” recognition threshold, the position is measured to determine the amount of benefit to recognize in the financial statements. Management's review of the Company’s possible tax positions at March 31, 2014, and June 30, 2013, did not result in any positions requiring disclosure.  Should the Company need to record interest and/or penalties related to uncertain tax positions, or other tax authority assessments, it would classify such expenses as part of the income tax provision.

The Company’s income tax returns for the years ending June 30, 2011, 2012 and 2013 are subject to examination by the IRS and related states, generally for three years after filed.

Revenue Recognition - Revenue is recognized when the related products are shipped unless the customer is under a “bill and hold” arrangement. Under a “bill and hold” arrangement revenue is recognized when the product is manufactured, invoiced and set aside in a specifically designated finished goods area. Upon invoicing under this arrangement ownership has passed to the buyer with no residual warranty obligation or right of return. All customers under a “bill and hold” arrangement have committed to purchases and have specifically requested they be on a “bill and hold” arrangement. In all cases goods are transferred to a designated finished goods fulfillment location under a fulfillment arrangement and are complete and ready for shipment. These “bill and hold” goods are either privately labeled or set aside exclusively for the customers use.

Customer Deposits – The Company reserves the right to request deposits on product orders. Deposits are requested for new customers or larger-than-normal orders for regular customers. When the Company receives a deposit on a large order then the Company may choose to progress bill for that order.

Accounts Receivable - The Company makes judgments as to the collectability of trade and other accounts receivable based on historic trends and future expectations. Management estimates an allowance for doubtful receivables, which reflects its current assessment of the collectability of the receivables. Management believes that the current specific and general receivable reserves aggregating $11,425 are adequate as of March 31, 2014, and December 31, 2013.

Advertising and Promotional Costs - Advertising and promotion costs are expensed as incurred.  During the nine months ended March 31, 2014, and 2013, advertising and promotion costs totaled $58,393 and $60,641, respectively.

Basic and Diluted Net Loss Per Share - Basic net loss per share is based upon the weighted average number of common shares outstanding.  Dilutive shares related to outstanding convertible promissory notes are not included in the computation of the weighted average number of shares outstanding for dilutive net loss per common share, as the effect would be anti-dilutive.

Use of Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Statement of Cash Flows - For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with an initial maturity of three months or less to be cash equivalents.

Recent Accounting Pronouncements – Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.